Loss Per Share	12 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Loss Per Share

20 LOSS PER SHARE

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended March 31, 2021, 2022 and 2023 as follows:

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders-Basic and Diluted	(327,971)	(639,800)	(177,984)
Denominator:
Weighted average number of ordinary shares-Basic and Diluted	2,630,425,361	2,519,948,060	2,554,338,579
Basic and diluted loss per share	(0.12)	(0.25)	(0.07)

Basic loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period.

The following ordinary share equivalents were excluded from the computation of diluted net loss per share for the periods presented to eliminate any anti-dilutive effect:

	Year ended March 31,
	2021	2022	2023
Share options and RSUs	29,131,536	13,520,133	21,498,272